EMPLOYEE BENEFIT PLAN - Summary of components of actuarial gain on retirement benefits (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Actuarial gain/(loss) for the period obligation	$ 33	$ 45	$ (4)	$ (26)	$ 46	$ 12
Actuarial (gain)/loss for the period plan assets	0	0	0	0
Total actuarial gain/(loss) on obligation	$ 33	$ 45	$ (4)	$ (26)	$ (46)	$ (12)